Leases	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
Leases

Note 16 — Leases

As discussed in Note 2, the operating lease expense is recorded on a straight-line basis over the lease term.

Lease costs were as follows:

	Year Ended September 30,
	2023	2022	2021
Total net lease cost(1),(2)	$64,696	$107,883	$97,169

(1)
The lease cost includes immaterial amounts of lease income. The decline in net lease cost for the fiscal year 2023, compared to both fiscal years 2022 and 2021, is primarily attributable to completion of the move during fiscal year 2023 from leased facilities in Ra’anana Israel to the Company owned facilities, leading to a change from primarily lease costs to other expenses, including depreciation and operational costs.
(2)
Variable lease cost is immaterial.

Supplemental information related to operating lease transactions was as follows:

	Year Ended September 30,
	2023	2022
Lease liability payments	$63,286	$79,495
Lease assets obtained in exchange for liabilities	$31,626	$15,115

	As of September 30,
	2023	2022
Weighted average remaining lease term — Operating leases	5.3 Years	5.9 Years
Weighted average discount rate — Operating leases	3.9%	3.5%

The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2023:

For the year ended September 30,
2024	$46,848
2025	37,603
2026	29,468
2027	21,488
2028	14,836
Thereafter	30,827
Total lease payments	$181,070
Less: imputed interest	(19,456)
Present value of lease liabilities	$161,614

As of September 30, 2023 and September 30, 2022, the Company had no material finance leases.